7. Intangible Assets, Net (Sept 2019 Note) (Details - Intangible Assets) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Intangible asset gross	$ 145,000	$ 0
Less accumulated amortization	(16,521)	0
Intangible assets, net	128,479	0
Market Related Intangible Assets [Member]
Intangible asset gross	50,000	0
Customer Relationships [Member]
Intangible asset gross	90,000	0
Noncompete Agreements [Member]
Intangible asset gross	$ 5,000	$ 0